Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenues	$ 6,137	$ 2,318	$ 5,014
Cost of revenues	3,002	1,879	1,659
Gross Profit	3,135	439	3,355
Operating expenses:
Research and development, net	4,065	4,414	3,877
General, administrative and marketing	4,669	3,656	3,723
Total operating loss	5,599	7,631	4,245
Financial expenses	34	3,303	2,180
Financial income	40
Exchange differences	181	230	(176)
Financial expenses, net	175	3,533	2,004
Loss for the period	5,774	11,164	6,249
Other comprehensive loss:
Currency translation differences			(557)
Total comprehensive loss for the period	$ 5,774	$ 11,164	$ 6,806
Basic and diluted loss per ordinary share (in Dollars per share)	$ 0.84	$ 2.23	$ 1.43
Weighted average number of shares outstanding used in computation of basic and diluted loss per share (in Shares)	6,886,955	4,986,381	4,384,585